Significant Accounting Policies - Summary of Subsidiaries Wholly-owned and Jurisdiction of Incorporation (Details)	12 Months Ended
Mar. 31, 2021
Biodroga Nutraceuticals Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Biodroga Nutraceuticals Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Quebec
SugarLeaf Labs, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	SugarLeaf Labs, Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Delaware (with a Certificate of Authority to operate in North Carolina)
Neptune Holding USA, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Neptune Holding USA, Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Delaware
9354-7537 Québec Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	9354-7537 Québec Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Quebec
Neptune Health and Wellness Innovation, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Neptune Health and Wellness Innovation, Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Delaware
Neptune Forest, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Neptune Forest, Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Delaware
Neptune Care, Inc. (formerly known as Neptune Ocean, Inc.)
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Neptune Care, Inc. (formerly known as Neptune Ocean, Inc.)
Ownership %	100.00%
Jurisdiction of Incorporation	Delaware
Neptune Growth Ventures, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Neptune Growth Ventures, Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Delaware
9418-1252 Québec Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	9418-1252 Québec Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Quebec
Neptune Wellness Brands Canada, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Neptune Wellness Brands Canada, Inc.
Ownership %	100.00%
Jurisdiction of Incorporation	Quebec
Sprout Foods, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Sprout Foods, Inc.
Ownership %	50.10%
Jurisdiction of Incorporation	Delaware